RISK MANAGEMENT - Active financial relief portfolio (Details) $ in Millions	Dec. 31, 2021 COP ($) item	Dec. 31, 2020 COP ($) item
RISK MANAGEMENT
Loans and advances to customers	$ 220,323,483	$ 191,409,730
COVID-19 Active Financial Relief
RISK MANAGEMENT
Number of obligations | item	79,660	777,754
Loans and advances to customers	$ 9,222,866	$ 29,925,959
ECL	$ 1,443,106	$ 3,513,478
COVID-19 Active Financial Relief | Stage One
RISK MANAGEMENT
Number of obligations | item	18,900	479,512
Loans and advances to customers	$ 1,947,617	$ 17,866,538
ECL	$ 54,551	$ 724,148
COVID-19 Active Financial Relief | Stage Two
RISK MANAGEMENT
Number of obligations | item	39,067	220,256
Loans and advances to customers	$ 5,708,061	$ 9,782,256
ECL	$ 577,688	$ 1,458,818
COVID-19 Active Financial Relief | Stage Three
RISK MANAGEMENT
Number of obligations | item	21,693	77,986
Loans and advances to customers	$ 1,567,188	$ 2,277,165
ECL	$ 810,867	$ 1,330,512